Document and Entity Information	Dec. 18, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001391127
Document Type	8-K
Document Period End Date	Dec. 18, 2023
Entity Registrant Name	EDGIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33508
Entity Tax Identification Number	20-1677033
Entity Address, Address Line One	11811 North Tatum Blvd.
Entity Address, Address Line Two	Suite 3031
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85028
City Area Code	(602)
Local Phone Number	850-5000
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	EGIO
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false